LEASES (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on termination of lease				$ (38,825)
Lease payments				113,638
Accretion expense				12,346
Operating lease expenses			$ 21,554	63,200	118,105
Variable lease expenses			$ 14,947	51,062	65,245
Office Premises [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments				113,638	110,602
Accretion expense				$ 12,346	$ 24,221
Lease Agreement [Member] | Office Premises [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	November 2025			November 2025
Loss on termination of lease		$ 38,825		$ 38,825